SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class F Shares Prospectus (the "Prospectus"), dated January 31, 2025, as amended on
February 26, 2025 and May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

SEI Investments Management Corporation previously determined to lower the voluntary fee waivers for the Funds. Effective May 1, 2025, the voluntary fee waivers were lowered for the Large Cap Value, Small Cap, Small Cap Value, and Small Cap Growth Funds. With respect to the Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds, the fee changes will go into effect on or around June 1, 2025. The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

As a result of changes in the Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' fees and expenses, the total annual Fund operating expenses for those Funds for the current fiscal year are expected to differ from those of the prior year. The Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2025) are expected to be as follows:

Fund Name — Class F Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers but excluding waiver to maintain income yield)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)
Large Cap Value Fund	0.93%	0.85%	0.85%	0.85%
Small Cap Fund	1.23%	1.07%	1.07%	1.07%
Small Cap Value Fund	1.23%	1.05%	1.05%	1.05%
Small Cap Growth Fund	1.23%	1.05%	1.05%	1.05%
Tax-Managed Small/Mid Cap Fund	1.23%	1.07%	1.07%	1.07%
U.S. Managed Volatility Fund	1.13%	0.85%	0.85%	0.85%
Global Managed Volatility Fund	1.24%	1.00%	1.00%	1.00%
Tax-Managed Managed Volatility Fund	1.13%	0.90%	0.90%	0.90%
Tax-Managed International Managed Volatility Fund	1.35%	1.05%	1.05%	1.05%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1603 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class I Shares Prospectus (the "Prospectus"), dated January 31, 2025, as amended on
February 26, 2025 and May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

SEI Investments Management Corporation previously determined to lower the voluntary fee waivers for the Funds. Effective May 1, 2025, the voluntary fee waivers were lowered for the Large Cap Value, Small Cap, Small Cap Value, and Small Cap Growth Funds. With respect to the U.S. Managed Volatility and Global Managed Volatility Funds, the fee changes will go into effect on or around June 1, 2025. The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

As a result of changes in the Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, U.S. Managed Volatility, and Global Managed Volatility Funds' fees and expenses, the total annual Fund operating expenses for those Funds for the current fiscal year are expected to differ from those of the prior year. The Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, U.S. Managed Volatility, and Global Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2025) are expected to be as follows:

Fund Name — Class I Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)
Large Cap Value Fund	1.18%	1.07%	1.07%	1.07%
Small Cap Fund	1.48%	1.32%	1.32%	1.32%
Small Cap Value Fund	1.48%	1.27%	1.27%	1.27%
Small Cap Growth Fund	1.48%	1.30%	1.30%	1.30%
U.S. Managed Volatility Fund	1.38%	1.10%	1.10%	1.10%
Global Managed Volatility Fund	1.49%	1.26%	1.26%	1.26%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1604 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2025, as amended on
February 26, 2025 and May 9, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

SEI Investments Management Corporation previously determined to lower the voluntary fee waivers for the Funds. Effective May 1, 2025, the voluntary fee waivers were lowered for the Large Cap Value, Small Cap, Small Cap Value, and Small Cap Growth Funds. With respect to the Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds, the fee changes will go into effect on or around June 1, 2025. The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

As a result of changes in the Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' fees and expenses, the total annual Fund operating expenses for those Funds for the current fiscal year are expected to differ from those of the prior year. The Large Cap Value, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2025) are expected to be as follows:

Fund Name — Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers but excluding waiver to maintain income yield)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after extraordinary expenses, if applicable)
Large Cap Value Fund	0.68%	0.60%	0.60%	0.60%
Small Cap Fund	0.98%	0.82%	0.82%	0.82%
Small Cap Value Fund	0.98%	0.80%	0.80%	0.80%
Small Cap Growth Fund	0.98%	0.80%	0.80%	0.80%
Tax-Managed Small/Mid Cap Fund	0.98%	0.85%	0.85%	0.85%
U.S. Managed Volatility Fund	0.88%	0.60%	0.60%	0.60%
Global Managed Volatility Fund	0.99%	0.75%	0.75%	0.75%
Tax-Managed Managed Volatility Fund	0.88%	0.65%	0.65%	0.65%
Tax-Managed International Managed Volatility Fund	1.10%	0.80%	0.80%	0.80%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1605 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
(the "Fund")

Supplement Dated May 9, 2025
to the Multi-Asset Class F Shares Prospectus (the "Prospectus"), dated January 31, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to the Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

As a result of changes in the Multi-Asset Accumulation Fund's fees and expenses and the Multi-Asset Inflation Managed Fund's investments, the total annual Fund operating expenses for the current fiscal year for the Funds are expected to differ from those of the prior year. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2025) are expected to be as follows:

Fund Name — Class F Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses and Reverse Repurchase Expenses and after extraordinary expenses, if applicable)
Multi-Asset Accumulation Fund	1.33%	1.15%	1.15%	1.15%
Multi-Asset Inflation Managed Fund	1.36%	1.12%	1.12%	0.91%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1606 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
(the "Fund")

Supplement Dated May 9, 2025
to the Multi-Asset Class Y Shares Prospectus (the "Prospectus"), dated January 31, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to the Fund.

Changes to the Fee Waiver Disclosure

In the section titled "Sub-Advisers," in the sub-section titled "Information About Fee Waivers," the second table and the preceding paragraph are hereby deleted and replaced with the following text:

As a result of changes in the Multi-Asset Accumulation Fund's fees and expenses and the Multi-Asset Inflation Managed Fund's investments, the total annual Fund operating expenses for the current fiscal year for the Funds are expected to differ from those of the prior year. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds' total annual Fund operating expenses for the current fiscal year (ending September 30, 2025) are expected to be as follows:

Fund Name — Class Y Shares	Expected Total Annual Fund Operating Expenses (before voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after voluntary fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses and Reverse Repurchase Expenses and after extraordinary expenses, if applicable)
Multi-Asset Accumulation Fund	1.08%	0.90%	0.90%	0.90%
Multi-Asset Inflation Managed Fund	1.09%	0.86%	0.86%	0.65%

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1607 (05/25)